Provision for legal proceedings and judicial deposits - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,354,171	R$ 1,363,168	R$ 1,348,157
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	589,180	534,131	R$ 501,247
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	293,291	286,929
Legal proceedings provision, tax [member] | State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	97,534	72,941
Legal proceedings provision, tax [member] | INSS - Social security [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	95,979	80,134
Legal proceedings provision, tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	53,693	28,931
Legal proceedings provision, tax [member] | PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	2,889	171
Legal proceedings provision, tax [member] | Federal income taxes [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	1,707	1,589
Legal proceedings provision, tax [member] | Other [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 44,087	R$ 63,436